General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
General and administrative expenses	$ 3,757	$ 1,925	$ 2,150
Payroll and related expenses [Member]
Statement Line Items [Line Items]
General and administrative expenses	838	667	661
Share-based payment [Member]
Statement Line Items [Line Items]
General and administrative expenses	396	190	576
Professional Fees [Member]
Statement Line Items [Line Items]
General and administrative expenses	2,018	885	749
Other [Member]
Statement Line Items [Line Items]
General and administrative expenses	$ 505	$ 183	$ 164